Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the
relationship between executive compensation actually paid and certain financial performance of the Company.

Year (a)	Summary Compensation Table Total for Dirk Thye (b) (1)	Compensation Actually Paid to Dirk Thye (c) (2)	Summary Compensation Table Total for Christopher Lowe (b) (1)	Compensation Actually Paid to Christopher Lowe (c) (2)	Summary Compensation Table Total for Casey C. Lynch (b) (2)	Compensation Actually Paid to Casey C. Lynch (c) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (d) (3)	Average Compensation Actually Paid to Non-PEO NEOs (e) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (f) (5)	Net Income (Loss) (in millions) (h) (6)
2023	$1,330,500	$2,491,503	—	—	—	—	$892,173	$836,630	$3.78	$(31.38)
2022	$4,968,477	$1,790,159	$3,400,870	$(742,796)	$5,167,258	$(1,870,802)	$2,746,696	$230,797	$2.29	$(51.66)
2021	—	—	—	—	$887,344	$(2,845,137)	$990,776	$(1,811,740)	$45.43	$(89.95)

(1)
The dollar amounts reported in columns (b) are the amounts of total compensation reported for Dr. Thye, Mr. Lowe, and Ms. Lynch (each of whom served as Chief Executive Officer during fiscal year 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation Tables—Summary Compensation Table.” Ms. Lynch served as our Chief Executive Officer from 2014 until her departure from the Company effective January 28, 2022, upon which the Company appointed Mr. Lowe to serve as Interim Chief Executive Officer of the Company. Mr. Lowe served as Interim Chief Executive Officer until the Company appointed Dr. Thye to serve as the Chief Executive Officer of the Company effective May 19, 2022. Dr. Thye continued to serve as the Chief Executive Officer in 2023.

(2)
The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to Dr. Thye,
Mr. Lowe
and Ms. Lynch, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2023, Dr. Thye, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Thye, Mr. Lowe and Ms. Lynch’s respective total compensation to determine the compensation actually paid in the applicable year:

	2023	2022			2021
Adjustments to Determine Compensation Actually Paid for PEO and Former PEOs	Thye	Thye	Lowe	Lynch	Lynch
Summary Compensation Table Total (a)	$1,330,500	$4,968,477	$3,400,870	$5,167,258	$887,344
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year (b)	$(474,000)	$(4,483,313)	$(2,742,388)	$(4,355,604)	—
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$374,811	$1,239,525	—	—	—
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$472,787	—	—	—	$(7,494,039)
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$132,619	$65,470	$578,618	$39,763	—
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$654,786	—	$(306,149)	$(646)	$3,761,558
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	$(1,673,748)	$(2,721,573)	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—

Compensation Actually Paid	$2,491,503	$1,790,159	$(742,796)	$(1,870,802)	$(2,845,137)

(a)
We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding, in the case of 2023, Dr. Thye, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
2023: Charles Ryan, Ph.D., Brendan Hannah, and Karen Smith, M.D., Ph.D.;
2022: Caryn McDowell, Leslie Holsinger, Karen Smith, M.D., Ph.D., and Brendan Hannah; and
2021: Christopher Lowe, Caryn McDowell, Leslie Holsinger, and Michael Detke.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding, in the case of 2023, Dr. Thye, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid in the applicable year:

Adjustments to Determine Average Compensation Actually Paid for non-PEO NEOs	2023	2022	2021
Total Reported in Summary Compensation Table (a)	$892,173	$2,746,696	$990,776
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year (b)	$(381,298)	$(2,227,332)	$(369,500)
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$228,538	$291,917	$69,390
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$36,406	—	$(4,280,802)
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$42,390	$147,462	$82,269
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$119,020	$(117,791)	$1,696,127
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$(100,599)	$(610,155)	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—

Compensation Actually Paid	$836,630	$230,797	$(1,811,740)

(a)
We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding, in the case of 2023, Dr. Thye, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
2023: Charles Ryan, Ph.D., Brendan Hannah, and Karen Smith, M.D., Ph.D.;
2022: Caryn McDowell, Leslie Holsinger, Karen Smith, M.D., Ph.D., and Brendan Hannah; and
2021: Christopher Lowe, Caryn McDowell, Leslie Holsinger, and Michael Detke.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to Dr. Thye,
Mr. Lowe
and Ms. Lynch, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2023, Dr. Thye, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Thye, Mr. Lowe and Ms. Lynch’s respective total compensation to determine the compensation actually paid in the applicable year:

	2023	2022			2021
Adjustments to Determine Compensation Actually Paid for PEO and Former PEOs	Thye	Thye	Lowe	Lynch	Lynch
Summary Compensation Table Total (a)	$1,330,500	$4,968,477	$3,400,870	$5,167,258	$887,344
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year (b)	$(474,000)	$(4,483,313)	$(2,742,388)	$(4,355,604)	—
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$374,811	$1,239,525	—	—	—
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$472,787	—	—	—	$(7,494,039)
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$132,619	$65,470	$578,618	$39,763	—
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$654,786	—	$(306,149)	$(646)	$3,761,558
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	$(1,673,748)	$(2,721,573)	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—	—	—

Compensation Actually Paid	$2,491,503	$1,790,159	$(742,796)	$(1,870,802)	$(2,845,137)

(a)
We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 892,173	$ 2,746,696	$ 990,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 836,630	230,797	(1,811,740)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding, in the case of 2023, Dr. Thye, in the case of 2022, Dr. Thye, Mr. Lowe and Ms. Lynch, and in the case of 2021, Ms. Lynch), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid in the applicable year:

Adjustments to Determine Average Compensation Actually Paid for non-PEO NEOs	2023	2022	2021
Total Reported in Summary Compensation Table (a)	$892,173	$2,746,696	$990,776
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year (b)	$(381,298)	$(2,227,332)	$(369,500)
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$228,538	$291,917	$69,390
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$36,406	—	$(4,280,802)
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$42,390	$147,462	$82,269
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$119,020	$(117,791)	$1,696,127
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$(100,599)	$(610,155)	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—	—

Compensation Actually Paid	$836,630	$230,797	$(1,811,740)

(a)
We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEOs the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
other NEOs, and the Company’s net income (loss) over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 3.78	2.29	45.43
Net Income (Loss)	(31,380,000)	(51,660,000)	(89,950,000)
Dirk Thye, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,330,500	4,968,477	0
PEO Actually Paid Compensation Amount	$ 2,491,503	$ 1,790,159	0
PEO Name	Dr. Thye	Dr. Thye
Christopher Lowe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 3,400,870	0
PEO Actually Paid Compensation Amount	0	$ (742,796)	0
PEO Name		Mr. Lowe
Casey C. Lynch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 5,167,258	887,344
PEO Actually Paid Compensation Amount	0	$ (1,870,802)	$ (2,845,137)
PEO Name		Ms. Lynch	Ms. Lynch
PEO | Dirk Thye, M.D. [Member] | Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,000)	$ (4,483,313)
PEO | Dirk Thye, M.D. [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	374,811	1,239,525
PEO | Dirk Thye, M.D. [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,787	0
PEO | Dirk Thye, M.D. [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,619	65,470
PEO | Dirk Thye, M.D. [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	654,786	0
PEO | Dirk Thye, M.D. [Member] | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dirk Thye, M.D. [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Christopher Lowe [Member] | Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,742,388)
PEO | Christopher Lowe [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Christopher Lowe [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Christopher Lowe [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		578,618
PEO | Christopher Lowe [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(306,149)
PEO | Christopher Lowe [Member] | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,673,748)
PEO | Christopher Lowe [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Casey C. Lynch [Member] | Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,355,604)	$ 0
PEO | Casey C. Lynch [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Casey C. Lynch [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(7,494,039)
PEO | Casey C. Lynch [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		39,763	0
PEO | Casey C. Lynch [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(646)	3,761,558
PEO | Casey C. Lynch [Member] | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,721,573)	0
PEO | Casey C. Lynch [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(381,298)	(2,227,332)	(369,500)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,538	291,917	69,390
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,406	0	(4,280,802)
Non-PEO NEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,390	147,462	82,269
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,020	(117,791)	1,696,127
Non-PEO NEO | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,599)	(610,155)	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0